UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-05012

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CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

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(Exact Name of Registrant as Specified in Charter)

One Madison Avenue, New York, New York 10010

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(Address of Principal Executive Offices)                (Zip Code)

John G. Popp

Credit Suisse Asset Management Income Fund, Inc.

One Madison Avenue

New York, New York 10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 to June 30, 2017

Item 1. Reports to Stockholders.

Credit Suisse Asset Management

Income Fund, Inc.

One Madison Avenue

New York, NY 10010

Directors

Steven N. Rappaport

Chairman of the Board

Terry Fires Bovarnick

James J. Cattano

Lawrence J. Fox

John G. Popp

Officers

John G. Popp

Chief Executive Officer and President

Thomas J. Flannery

Chief Investment Officer

Emidio Morizio

Chief Compliance Officer

Lou Anne McInnis

Chief Legal Officer

Laurie Pecha

Chief Financial Officer

Esther Cheung

Treasurer

Karen Regan

Senior Vice President and Secretary

Investment Adviser

Credit Suisse Asset Management, LLC

One Madison Avenue

New York, NY 10010

Administrator and Custodian

State Street Bank and Trust Co.

One Lincoln Street

Boston, MA 02111

Shareholder Servicing Agent

Computershare Trust Company, N.A.

P.O. Box 30170

College Station, TX 77842-3170

Legal Counsel

Willkie Farr & Gallagher LLP

787 7th Avenue

New York, NY 10019

Independent Registered Public Accounting Firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Credit Suisse Asset Management

Income Fund, Inc.

SEMIANNUAL REPORT

June 30, 2017

(unaudited)

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser’s Report

June 30, 2017 (unaudited)

July 21, 2017

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) for the six-month period ended June 30, 2017.

Performance Summary

01/01/17 – 06/30/17

Fund & Benchmark	Performance
Total Return (based on net asset value “NAV”)[1]	7.05%
Total Return (based on market value)[1]	10.97%
BofA Merrill Lynch US High Yield Master II Constrained Index[2]	4.90%

Market Review: Positive Technicals and Low Defaults Lead to Positive Returns

The six-month period ended June 30, 2017 was a positive one for the high yield asset class, with the BofA Merrill Lynch US High Yield Master II Constrained Index (the “Index”), the Fund’s benchmark, returning 4.90%. The high yield asset class exhibited continued strength in the first quarter of 2017, following a substantial rally that began in 2016. As the year progressed, high yield bonds experienced some volatility on the back of some weakness in the oil and treasury markets. However, despite the recent volatility, yields rallied to end the period at 5.69%—48 basis points tighter than as of December 31, 2016. Spreads ended the semiannual period at +392 basis points versus +439 basis points on December 31, 2016.

For the period, CCC-rated bonds outperformed the Index, returning 6.95%, while BB-rated and B-rated bonds performed in line with the Index, delivering 4.65% and 4.48%, respectively.

From an industry perspective, transportation (+10.69%), healthcare (+7.80%), and telecommunications (+6.98%) were the best performing sectors for the period. In contrast, issuers with retail and oil exposure underperformed, as the food & drug retail (0.43%), energy (0.94%), and non-food retail sectors lagged over the period.

Default activity, as measured by JP Morgan, ended the period at 2.02%—which is down from mid-year and year-end 2016. Looking forward, JPMorgan lowered its forecast for the 2018 default rate to 2.0%, citing improved credit fundamentals and access to capital.

Year-to-date, high-yield bond mutual funds have reported $9.5 billion of outflows, compared with $5.9 billion of inflows over the same period in 2016. Much of the outflow was concentrated in March when weakness in oil and a rise in U.S. Treasury yields put temporary pressure on the high yield market. This stabilized in April, but additional outflows occurred as oil and rates continued to move in May and June.

Though mutual fund flow was negative, technical conditions have been positive and have resulted in positive returns for the asset class. This is due in part to a limited net new issuance calendar. Net new issuance (new issuance not associated with re-financing) was $63 billion on a year-to-date basis. This was the lightest pace since 2011, despite the fact that gross new issuance was $175 billion.

Strategic Review and Outlook: Expecting Continued Stability

For the six-month period ended June 30, 2017, the Fund outperformed the Index on both a net asset value and market price basis. The outperformance was largely due to positive security selection in the high yield asset class, but an allocation to leveraged loans also helped performance.

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser’s Report (continued)

June 30, 2017 (unaudited)

From a sector perspective, positive security selection in energy—specifically within the exploration & production and oil field equipment sectors—provided the greatest contribution to relative returns. Metals/mining and auto parts & equipment also contributed to returns. However, holdings in telecommunications–satellites detracted from relative returns. Ratings returns were positive when measured against the Index, as security selection in BB, B and CCC classes all contributed to relative returns.

In our opinion, the United States economy is continuing to experience relatively stable growth amidst an environment of steady earnings and strong equity performance. Economic data has been solid and the unemployment rate (4.4% as of June 30) continues to show slight improvement. We expect default rates will continue to stabilize, with perhaps the exception of certain specific sectors such as retail. The portfolio is underweight the retail sector, as we believe that the broader retail sector (particularly department stores and apparel/goods retailers without a service offering) will continue to come under pressure from online and fast-fashion alternative competitors.

We expect relatively low interest rates will continue to support corporate balance sheets while credit markets continue to exhibit strength on the heels of solid fundamental earnings.

As the market settles into summer, we expect dealers to work through the remaining new issue pipeline and investors to position funds ahead of the likely August slow down. As a result, we expect a reduction in new issuance as well as secondary activity that could lead to higher secondary prices, as the primary market—the principal avenue to put money to work—is expected to be tepid.

The U.S. Federal Reserve has continued to increase the Federal Funds rate at a measured pace and recent commentary is supportive of continued further hikes. There was some evidence of rate volatility in June and the long end of the treasury curve could witness additional movement along with further balance sheet action from monetary officials. As such, we have continued to maintain a shorter duration in the portfolio with a focus on less rate-sensitive bonds.

Thomas J. Flannery	John G. Popp
Chief Investment Officer*	Chief Executive Officer and President**

High yield bonds are lower-quality bonds that are also known as “junk bonds.” Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments, and government regulation, and their potential impact on the Fund’s investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund’s management are as of the date of this letter and the Fund holdings described in this document are as of June 30, 2017; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser’s Report (continued)

June 30, 2017 (unaudited)

[1]	Assuming reinvestment of dividends of $0.132 per share.
[2]	The BofA Merrill Lynch US High Yield Master II Constrained Index (the “Index”) is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer’s allocation is limited to 2% of the Index. The Index does not have transaction costs and investors cannot invest directly in the Index.
*	Thomas J. Flannery, Managing Director, is the Head of the Credit Suisse U.S. High Yield Management Team. Mr. Flannery joined Credit Suisse Asset Management, LLC (“Credit Suisse”) in June 2010. He is a portfolio manager for the Credit Investments Group (“CIG”) with responsibility for trading, directing investment decisions, originating and analyzing investment opportunities. Mr. Flannery is also a member of the CIG Credit Committee and is currently a high yield bond portfolio manager and trader for CIG. Mr. Flannery joined Credit Suisse AG in 2000 from First Dominion Capital, LLC where he was an Associate. Mr. Flannery holds a B.S. in Finance from Georgetown University.
**	John G. Popp is a Managing Director of Credit Suisse and Group Head and Chief Investment Officer of CIG, with primary responsibility for making investment decisions and monitoring processes for CIG’s global investment strategies. Mr. Popp also serves as Trustee, Chief Executive Officer and President of the Credit Suisse Funds, as well as serving as Director, Chief Executive Officer and President for the Credit Suisse Asset Management Income Fund, Inc. and Trustee, Chief Executive Officer and President of the Credit Suisse High Yield Bond Fund. Mr. Popp has been associated with Credit Suisse since 1997.

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser’s Report (continued)

June 30, 2017 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of June 30, 2017)

S&P Ratings**

BBB	2.9%
BB	23.2
B	46.4
CCC	18.6
CC	0.6
NR	3.4

Subtotal	95.1
Equity and Other	1.1
Short-Term Investment[1]	3.8

Total	100.0%

*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
**	Credit Quality is based on ratings provided by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”). S&P is a main provider of ratings for credit assets classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.
[1]	Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at June 30, 2017, if applicable.

Average Annual Returns

June 30, 2017 (unaudited)

	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	19.65%	6.00%	8.00%	7.77%
Market Value	24.93%	6.02%	5.42%	7.32%

Credit Suisse may waive fees and/or reimburse expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change and may be discontinued at any time. Returns represent past performance. Total investment return at net asset value is based on the change in the net asset value of Fund shares and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Total investment return at market value is based on the change in the market price at which the Fund’s shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on NAV and share price. Past performance is no guarantee of future results. The current performance of the Fund may be lower or higher than the figures shown. The Fund’s yield, return, NAV and market price will fluctuate. Performance information current to the most recent month end is available by calling 1-800-293-1232.

The annualized gross and net expense ratios are 0.72%.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

June 30, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (84.9%)
Advertising (1.9%)
$275	Clear Channel Worldwide Holdings, Inc., Series A, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B2)	11/15/22	6.500	$281,875
1,475	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B2)	11/15/22	6.500	1,523,232
1,770	Southern Graphics, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/31/17 @ 104.19)(1)	(CCC+, Caa1)	10/15/20	8.375	1,809,825

					3,614,932

Air Transportation (0.3%)
550	United Continental Holdings, Inc., Company Guaranteed Notes	(BB-, NR)	02/01/24	5.000	560,313

Auto Parts & Equipment (2.0%)
400	Adient Global Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 08/15/21 @ 102.44)(1)	(BB, Ba3)	08/15/26	4.875	403,000
1,300	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(B+, B2)	11/15/26	5.625	1,308,125
2,000	IHO Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 09/15/21 @ 102.38)(1)	(BB-, Ba1)	09/15/26	4.750	2,027,500

					3,738,625

Brokerage (1.8%)
400	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 07/31/17 @ 105.16)(1)	(B, B1)	04/15/22	6.875	401,000
1,450	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/17 @ 105.63)(1)	(B, B1)	04/15/21	7.500	1,511,625
1,400	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(1)	(B+, B2)	09/15/25	5.750	1,459,500

					3,372,125

Building & Construction (1.2%)
1,400	AV Homes, Inc., Global Company Guaranteed Notes (Callable 07/01/17 @ 103.19)	(NR, Caa1)	07/01/19	8.500	1,444,632
750	Rialto Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/17 @ 101.75)(1)	(B, B1)	12/01/18	7.000	765,000

					2,209,632

Building Materials (5.9%)
900	Airxcel, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/19 @ 104.25)(1)	(B, B2)	02/15/22	8.500	949,500
550	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/18 @ 104.31)(1)	(B+, B3)	12/15/23	5.750	583,000
710	Eagle Materials, Inc., Company Guaranteed Notes (Callable 08/01/21 @ 102.25)	(BBB, Baa3)	08/01/26	4.500	729,525
1,825	FBM Finance, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/18 @ 104.13)(1)	(B+, B3)	08/15/21	8.250	1,964,156
1,150	NCI Building Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/18 @ 106.19)(1)	(BB, B3)	01/15/23	8.250	1,249,188
1,600	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 109.00)(1)	(B-, Caa1)	08/15/20	12.000	1,752,000
1,350	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.50)(1)	(CCC+, Caa1)	05/15/23	9.000	1,410,750

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Building Materials
$500	Summit Materials Finance Corp., Global Company Guaranteed Notes (Callable 04/15/19 @ 104.25)	(BB-, B3)	04/15/22	8.500	$567,500
500	Summit Materials Finance Corp., Global Company Guaranteed Notes (Callable 07/15/18 @ 103.06)	(BB-, B3)	07/15/23	6.125	526,250
475	U.S. Concrete, Inc., Global Company Guaranteed Notes (Callable 06/01/19 @ 104.78)	(BB-, B2)	06/01/24	6.375	503,500
800	USG Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.44)(1)	(BB+, Ba2)	06/01/27	4.875	825,000

					11,060,369

Cable & Satellite TV (6.6%)
825	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 104.97)(1)	(BB-, B1)	02/15/23	6.625	877,338
1,250	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(BB-, B1)	05/15/26	7.500	1,390,625
200	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 07/15/18 @ 104.03)(1)	(BB, Ba3)	07/15/23	5.375	208,625
1,850	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(1)	(BB-, Ba3)	02/15/25	6.875	1,988,750
280	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 07/31/17 @ 103.19)(1)	(B, Caa1)	09/15/20	6.375	286,300
685	CSC Holdings LLC, Global Senior Unsecured Notes	(B, B2)	06/01/24	5.250	700,481
50	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB, Ba1)	04/15/27	5.500	53,000
400	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(1)	(BB, Ba1)	10/15/25	6.625	441,040
400	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B, B2)	10/15/25	10.875	482,500
1,175	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/18 @ 105.16)(1)	(B+, B3)	08/15/23	6.875	1,271,937
550	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B+, B1)	05/01/26	7.375	598,813
1,200	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.13)(1)	(B+, B1)	05/15/24	6.250	1,272,000
700	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 07/31/17 @ 104.50)(1)	(B+, B1)	05/15/22	6.000	733,250
500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 102.50)(1),(2)	(BB-, Ba3)	04/15/27	5.000	670,583
1,350	Ziggo Secured Finance B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(BB-, Ba3)	01/15/27	5.500	1,382,062

					12,357,304

Chemicals (3.1%)
1,225	A Schulman, Inc., Global Company Guaranteed Notes (Callable 06/01/18 @ 105.16)	(B, B3)	06/01/23	6.875	1,301,563
500	Chemtura Corp., Company Guaranteed Notes (Callable 07/15/17 @ 102.88)	(NR, B1)	07/15/21	5.750	515,156
475	GCP Applied Technologies, Inc. Rule 144A, Company Guaranteed Notes (Callable 02/01/19 @ 104.75)(1)	(B+, B1)	02/01/23	9.500	541,500
500	PQ Corp., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.38)(1)	(B+, B2)	11/15/22	6.750	538,750
276	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (Callable 07/31/17 @ 100.00)(1),(3),(4),(5)	(NR, NR)	05/01/18	9.000	9,946

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Chemicals
$2,075	Tronox Finance LLC, Global Company Guaranteed Notes (Callable 07/31/17 @ 103.19)	(B-, Caa1)	08/15/20	6.375	$2,085,375
500	Valvoline, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/19 @ 104.13)(1)	(BB, Ba3)	07/15/24	5.500	530,000
325	Versum Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/21 @ 102.75)(1)	(BB, Ba3)	09/30/24	5.500	342,469

					5,864,759

Consumer/Commercial/Lease Financing (2.8%)
2,000	Infinity Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/17 @ 103.63)(1)	(CCC+, Caa2)	08/01/22	7.250	1,935,000
1,175	Ladder Capital Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 09/15/21 @ 100.00)(1)	(B+, Ba3)	03/15/22	5.250	1,210,250
375	Lincoln Finance Ltd., Rule 144A, Senior Secured Notes (Callable 04/15/18 @ 103.69)(1)	(BB+, B1)	04/15/21	7.375	398,906
1,300	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/27/17 @ 104.50)(1)	(CCC+, Caa2)	07/15/21	9.000	1,364,415
400	Park Aerospace Holdings Ltd., Rule 144A, Company Guaranteed Notes(1)	(BB-, B1)	08/15/22	5.250	419,628

					5,328,199

Diversified Capital Goods (1.6%)
900	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	03/01/23	5.500	965,250
1,550	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/17 @ 102.75)(1)	(BB-, Ba3)	09/01/22	5.500	1,604,250
470	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba2)	04/30/23	5.000	485,275

					3,054,775

Electronics (0.6%)
261	Microsemi Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/19 @ 106.84)(1)	(B+, B2)	04/15/23	9.125	299,497
675	NXP Funding LLC, Rule 144A, Company Guaranteed Notes(1)	(BBB-, Ba1)	06/01/23	4.625	729,844

					1,029,341

Energy - Exploration & Production (2.2%)
900	Aker BP ASA, Rule 144A, Subordinated Notes (Callable 05/27/19 @ 105.13)(1)	(NR, NR)	05/27/22	10.250	999,788
725	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 07/31/17 @ 103.25)(6)	(B+, B3)	11/01/21	6.500	706,875
932	Stone Energy Corp., Secured Notes (Callable 05/31/20 @ 105.63)	(NR, NR)	05/31/22	7.500	885,623
1,124	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 07/31/17 @ 100.00)	(CC, Ca)	06/15/19	8.500	781,180
800	Whiting Petroleum Corp., Company Guaranteed Notes (Callable 12/15/20 @ 100.00)(6)	(BB-, B3)	03/15/21	5.750	756,000

					4,129,466

Food - Wholesale (2.4%)
700	B&G Foods, Inc., Company Guaranteed Notes (Callable 04/01/20 @ 103.94)	(B+, B3)	04/01/25	5.250	715,750
910	Clearwater Seafoods, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/20 @ 105.16)(1)	(B+, B3)	05/01/25	6.875	960,050
550	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 102.31)(1)	(BB, Ba3)	11/01/24	4.625	569,250

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Food - Wholesale
$400	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 102.44)(1)	(BB, Ba3)	11/01/26	4.875	$416,500
375	Post Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/20 @ 104.13)(1)	(B, B3)	03/01/25	5.500	387,656
650	Post Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/22 @ 102.88)(1)	(B, B3)	03/01/27	5.750	671,125
700	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 102.94)(1)	(B+, B3)	06/15/24	5.875	729,750

					4,450,081

Gaming (1.4%)
750	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 03/01/20 @ 104.13)(1)	(CCC+, Caa1)	03/01/24	8.250	781,875
1,100	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 02/01/20 @ 105.91)(1)	(B, B2)	02/01/24	7.875	1,196,250
495	Safari Holding Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 07/31/17 @ 104.13)(1),(7)	(B, B2)	02/15/21	8.250	591,404

					2,569,529

Gas Distribution (1.6%)
1,500	Energy Transfer Equity LP, Senior Secured Notes	(BB-, Ba2)	10/15/20	7.500	1,683,750
164	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 05/15/18 @ 104.50)	(B+, B1)	05/15/23	6.000	161,540
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 06/15/19 @ 102.81)	(B+, B1)	06/15/24	5.625	714,375
350	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 07/31/17 @ 102.88)	(B+, B1)	02/15/21	5.750	350,875

					2,910,540

Health Facilities (3.2%)
1,263	Care Capital Properties LP, Global Company Guaranteed Notes (Callable 05/15/26 @ 100.00)	(BBB-, Baa3)	08/15/26	5.125	1,285,575
1,000	HCA, Inc., Senior Secured Notes	(BBB-, Ba1)	03/15/24	5.000	1,061,250
431	MPT Finance Corp., Company Guaranteed Notes (Callable 07/31/17 @ 103.19)	(BBB-, Ba1)	02/15/22	6.375	445,277
700	Surgery Center Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/01/20 @ 103.38)(1)	(CCC+, Caa2)	07/01/25	6.750	710,500
1,000	Tenet Healthcare Corp., Global Senior Unsecured Notes	(CCC+, Caa1)	04/01/22	8.125	1,063,750
1,450	THC Escrow Corp. III, Rule 144A, Secured Notes (Callable 05/01/20 @ 102.56)(1)	(B-, Ba3)	05/01/25	5.125	1,459,062

					6,025,414

Health Services (1.2%)
1,000	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/19 @ 103.84)(1)	(B+, Ba3)	10/01/24	5.125	1,015,000
1,175	CareTrust Capital Corp., Company Guaranteed Notes (Callable 06/01/20 @ 103.94)	(BB-, B1)	06/01/25	5.250	1,213,188

					2,228,188

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Hotels (0.8%)
$1,450	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(1)	(BB-, B2)	05/01/25	5.250	$1,506,188

Insurance Brokerage (1.6%)
925	Hub Holdings Finance, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 07/31/17 @ 100.00)(1),(8)	(CCC+, Caa2)	07/15/19	17.000	928,469
550	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 07/31/17 @ 105.91)(1)	(CCC+, Caa2)	10/01/21	7.875	574,750
1,500	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 103.44)(1)	(CCC+, Caa2)	07/15/25	6.875	1,518,750

					3,021,969

Investments & Misc. Financial Services (1.0%)
1,750	Orchestra Co-Issuer, Inc., Rule 144A, Secured Notes (Callable 06/15/19 @ 103.38)(1)	(B-, NR)	06/15/22	6.750	1,807,575

Machinery (1.2%)
775	Terex Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 104.22)(1)	(BB, B2)	02/01/25	5.625	798,250
1,300	Vertiv Intermediate Holding Corp., 12.000% Cash, 13.000% PIK, Rule 144A, Senior Unsecured Notes (Callable 02/15/19 @ 106.00)(1),(8)	(B-, Caa1)	02/15/22	25.000	1,395,875

					2,194,125

Media - Diversified (0.8%)
1,600	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	1,560,000

Media Content (2.1%)
1,050	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(1)	(B, B3)	06/15/24	7.625	1,170,750
1,000	Nexstar Broadcasting, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/18 @ 103.06)(1),(6)	(B+, B3)	02/15/22	6.125	1,051,250
250	Nexstar Broadcasting, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/19 @ 104.22)(1)	(B+, B3)	08/01/24	5.625	253,750
573	Sinclair Television Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 103.06)	(B+, B1)	10/01/22	6.125	598,068
450	The EW Scripps Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/20 @ 103.84)(1)	(BB, Ba2)	05/15/25	5.125	464,625
405	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 08/01/19 @ 102.50)(1)	(B+, Ba3)	08/01/23	5.000	416,644

					3,955,087

Metals & Mining - Excluding Steel (4.6%)
1,250	Eldorado Gold Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/17 @ 103.06)(1)	(B+, B1)	12/15/20	6.125	1,285,937
907	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 05/15/19 @ 104.41)	(BB+, Ba3)	05/15/24	5.875	956,885
2,120	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 07/31/17 @ 102.75)(3)	(NR, NR)	06/01/19	11.000	127

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Metals & Mining - Excluding Steel
$250	Peabody Energy Corp., Rule 144A, Senior Secured Notes (Callable 03/31/19 @ 103.00)(1)	(B+, Ba3)	03/31/22	6.000	$249,063
1,000	Peabody Energy Corp., Rule 144A, Senior Secured Notes (Callable 03/31/20 @ 104.78)(1)	(B+, Ba3)	03/31/25	6.375	988,750
3,075	Taseko Mines Ltd., Company Guaranteed Notes (Callable 07/14/17 @ 100.00)(6)	(B-, Caa1)	04/15/19	7.750	3,080,535
2,000	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.38)(1),(6)	(B-, B3)	06/15/22	8.750	2,000,000

					8,561,297

Oil Field Equipment & Services (4.1%)
1,575	FTS International, Inc., Global Senior Secured Notes (Callable 07/31/17 @ 104.69)	(CCC, Ca)	05/01/22	6.250	1,283,625
1,000	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/01/20 @ 109.88)(1)	(CCC+, Caa1)	04/01/22	9.875	975,000
1,169	Nor Offshore SPV Ltd., PIK, Senior Secured Notes (Callable 07/31/17 @ 100.00)(8)	(NR, NR)	02/04/20	8.400	405,855
600	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 07/31/17 @ 100.00)(1)	(NR, Ca)	12/01/17	7.250	308,250
950	Parker Drilling Co., Global Company Guaranteed Notes (Callable 01/15/18 @ 103.38)	(B-, Caa1)	07/15/22	6.750	733,875
400	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 07/31/17 @ 104.59)	(B-, Ca)	03/15/22	6.125	312,000
500	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 07/31/17 @ 102.16)(1)	(B-, B2)	11/01/18	8.625	500,000
1,607	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 07/31/17 @ 104.31)(1)	(B-, B2)	11/02/20	9.500	1,566,614
622	Sidewinder Drilling, Inc.(4),(5)	(NR, NR)	02/14/20	12.000	604,645
750	Transocean, Inc., Global Company Guaranteed Notes (Callable 07/15/22 @ 100.00)(6)	(B+, Caa1)	10/15/22	5.800	699,375
400	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.97)(1)	(BB-, Caa1)	02/15/25	6.625	381,000

					7,770,239

Oil Refining & Marketing (1.4%)
500	CITGO Petroleum Corp., Rule 144A, Senior Secured Notes (Callable 08/15/17 @ 104.69)(1)	(B+, B3)	08/15/22	6.250	510,000
2,000	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 11/01/17 @ 103.25)	(BB-, B1)	11/01/22	6.500	2,025,000

					2,535,000

Packaging (1.8%)
1,050	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.50)(1)	(B, B3)	02/15/25	6.000	1,105,125
600	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 102.31)(1)	(BB, Ba3)	05/15/23	4.625	617,004
1,050	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(1)	(CCC+, Caa1)	01/15/25	6.875	1,093,969
450	SIG Combibloc Holdings S.C.A., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 103.88)(1),(7)	(B-, Caa1)	02/15/23	7.750	547,304

					3,363,402

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Personal & Household Products (0.9%)
$1,325	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.44)(1)	(CCC+, Caa1)	03/15/25	8.875	$1,326,656
400	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/19 @ 104.78)(1)	(B-, Caa1)	03/01/24	6.375	429,500

					1,756,156

Pharmaceuticals (2.8%)
800	AMAG Pharmaceuticals, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/18 @ 105.91)(1)	(BB-, Ba3)	09/01/23	7.875	773,000
618	Capsugel S.A., 7.000% Cash, 7.750% PIK, Rule 144A, Company Guaranteed Notes (Callable 07/05/17 @ 100.00)(1),(8)	(B-, Caa1)	05/15/19	14.750	618,000
650	Endo Finance LLC, Rule 144A, Senior Secured Notes (Callable 04/15/20 @ 102.94)(1)	(BB, Ba2)	10/15/24	5.875	672,750
550	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/20 @ 103.06)(1)	(B-, Caa1)	04/15/25	6.125	467,500
1,525	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/18 @ 102.94)(1)	(B-, Caa1)	05/15/23	5.875	1,315,312
89	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/31/17 @ 102.53)(1)	(B-, Caa1)	08/15/18	6.750	89,334
1,300	Valeant Pharmaceuticals International, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/20 @ 103.50)(1)	(BB-, Ba3)	03/15/24	7.000	1,369,875

					5,305,771

Real Estate Investment Trusts (3.1%)
750	iStar, Inc., Senior Unsecured Notes (Callable 04/01/19 @ 103.00)	(B+, B2)	04/01/22	6.000	770,625
600	iStar, Inc., Senior Unsecured Notes (Callable 07/01/18 @ 103.25)	(B+, B2)	07/01/21	6.500	630,000
1,398	iStar, Inc., Senior Unsecured Notes (Callable 07/31/17 @ 101.25)	(B+, B2)	07/01/19	5.000	1,412,854
875	QCP SNF West/Central/East/AL REIT LLC, Rule 144A, Secured Notes (Callable 11/01/19 @ 104.06)(1),(6)	(B+, Caa1)	11/01/23	8.125	901,250
1,175	QTS Finance Corp., Global Company Guaranteed Notes (Callable 08/01/17 @ 104.41)	(BB, B1)	08/01/22	5.875	1,227,875
900	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 09/15/21 @ 100.00)(1)	(BB-, Ba3)	12/15/21	5.000	938,250

					5,880,854

Recreation & Travel (1.7%)
1,500	ClubCorp Club Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/18 @ 106.19)(1)	(B-, B3)	12/15/23	8.250	1,642,500
850	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(1)	(BB-, B2)	07/31/24	4.875	857,327
675	Speedway Motorsports, Inc., Global Company Guaranteed Notes (Callable 02/01/18 @ 103.84)	(BB+, Ba2)	02/01/23	5.125	688,500

					3,188,327

Software - Services (2.5%)
450	CDK Global, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/22 @ 102.44)(1)	(BB+, Ba1)	06/01/27	4.875	463,500
900	First Data Corp., Rule 144A, Secured Notes (Callable 01/15/19 @ 102.88)(1)	(B, B3)	01/15/24	5.750	938,250
700	Infor Software Parent, Inc., 7.125% Cash, 7.875% PIK, Rule 144A, Company Guaranteed Notes (Callable 07/31/17 @ 103.56)(1),(8)	(CCC, Caa2)	05/01/21	15.000	724,500

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Software - Services
$525	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)	(B, B2)	01/15/23	4.500	$542,062
1,703	Syniverse Foreign Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/19 @ 104.56)(1)	(B, Caa3)	01/15/22	9.125	1,705,129
295	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 07/31/17 @ 100.00)	(CCC+, Caa3)	01/15/19	9.125	287,625

					4,661,066

Specialty Retail (1.1%)
580	Beverages & More, Inc., Rule 144A, Senior Secured Notes (Callable 07/12/17 @ 102.50)(1)	(B-, Caa1)	11/15/18	10.000	595,443
350	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 05/15/21 @ 102.75)	(B+, B1)	05/15/26	5.500	349,125
750	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 12/01/19 @ 102.69)	(B+, B1)	12/01/24	5.375	758,437
300	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 102.88)	(B+, B1)	10/01/22	5.750	310,500

					2,013,505

Steel Producers/Products (0.8%)
400	Commercial Metals Co., Senior Unsecured Notes (Callable 07/15/22 @ 102.69)	(BB+, Ba2)	07/15/27	5.375	408,500
1,000	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.94)(1)	(B, Caa1)	06/15/23	9.875	1,126,250

					1,534,750

Support - Services (5.8%)
1,450	Avison Young Canada, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/19 @ 104.75)(1)	(B+, B3)	12/15/21	9.500	1,453,625
1,848	Brand Energy & Infrastructure Services, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 106.34)(1)	(CCC+, Caa2)	07/15/25	8.500	1,917,300
1,200	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/20 @ 103.84)(1)	(BB-, B1)	04/01/25	5.125	1,263,492
900	Infor U.S., Inc., Company Guaranteed Notes (Callable 05/15/18 @ 102.88)(7)	(CCC+, Caa1)	05/15/22	5.750	1,073,534
1,467	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 103.84)(1)	(B, B3)	06/01/25	5.125	1,498,174
1,625	Tempo Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/20 @ 103.38)(1),(6)	(CCC+, Caa1)	06/01/25	6.750	1,665,625
500	United Rentals North America, Inc., Company Guaranteed Notes (Callable 05/15/22 @ 102.75)	(BB-, B1)	05/15/27	5.500	516,250
1,215	Xerox Business Services LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 105.25)(1)	(B+, B2)	12/15/24	10.500	1,418,512

					10,806,512

Tech Hardware & Equipment (2.0%)
250	CDW Finance Corp., Company Guaranteed Notes (Callable 03/01/20 @ 103.75)	(BB-, Ba3)	09/01/25	5.000	260,625
525	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(BB-, Ba3)	03/15/27	5.000	525,000
875	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 06/15/20 @ 103.00)(1)	(BB-, Ba3)	06/15/25	6.000	938,438

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Tech Hardware & Equipment
$1,225	Riverbed Technology, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/18 @ 104.44)(1)	(CCC+, Caa1)	03/01/23	8.875	$1,249,500
625	Western Digital Corp., Rule 144A, Senior Secured Notes (Callable 04/01/19 @ 103.69)(1)	(BBB-, Ba1)	04/01/23	7.375	688,281

					3,661,844

Telecom - Satellite (0.7%)
482	Hughes Satellite Systems Corp., Global Company Guaranteed Notes	(BB-, B3)	06/15/21	7.625	549,480
800	Hughes Satellite Systems Corp., Global Senior Secured Notes	(BBB-, Ba2)	08/01/26	5.250	839,000

					1,388,480

Telecom - Wireless (0.4%)
700	T-Mobile U.S.A., Inc., Global Company Guaranteed Notes (Callable 01/15/21 @ 103.25)	(BB, Ba3)	01/15/26	6.500	774,375

Telecom - Wireline Integrated & Services (1.7%)
300	CyrusOne Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.69)(1)	(BB, B1)	03/15/27	5.375	313,125
350	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BB+, B1)	05/15/27	5.375	374,062
950	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(1)	(B-, Caa1)	12/31/24	7.875	1,018,875
600	Zayo Capital, Inc., Global Company Guaranteed Notes (Callable 04/01/18 @ 104.50)	(B, B3)	04/01/23	6.000	634,500
825	Zayo Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/22 @ 102.88)(1)	(B, B3)	01/15/27	5.750	865,219

					3,205,781

Telecommunications Equipment (0.4%)
650	j2 Global Co-Obligor, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/20 @ 104.55)(1)	(BB, Ba3)	07/15/25	6.000	672,750

Theaters & Entertainment (1.8%)
775	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 07/31/17 @ 104.41)	(B+, B2)	02/15/22	5.875	811,813
250	AMC Entertainment Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 103.06)(1)	(B+, B2)	05/15/27	6.125	264,453
425	AMC Entertainment Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.94)(1)	(B+, B2)	11/15/26	5.875	444,656
750	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 06/15/18 @ 104.50)(1)	(BB, B1)	06/15/23	6.000	795,000
1,025	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/19 @ 103.66)(1)	(B+, B3)	11/01/24	4.875	1,042,937

					3,358,859

TOTAL CORPORATE BONDS (Cost $155,361,646)					158,987,504

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (14.8%)
Aerospace & Defense (0.5%)
$887	Sequa Mezzanine Holdings LLC(9)	(B-, B3)	11/28/21	6.672	$893,174

Auto Parts & Equipment (0.9%)
1,200	Jason, Inc.(5),(9)	(CCC+, Caa3)	06/30/22	9.296	929,895
704	U.S. Farathane LLC(9)	(B, B2)	12/23/21	5.296	713,101

					1,642,996

Chemicals (2.0%)
813	ASP Chromaflo Intermediate Holdings, Inc.(9)	(CCC, Caa2)	11/14/24	9.226	811,484
1,500	Solenis International LP(9)	(B-, Caa1)	07/31/22	7.952	1,506,000
1,500	Vantage Specialty Chemicals, Inc.(5),(9)	(CCC, Caa1)	02/05/22	9.976	1,507,500

					3,824,984

Diversified Capital Goods (0.5%)
1,005	Dynacast International LLC(9)	(B-, Caa1)	01/30/23	9.796	1,010,025

Electronics (0.5%)
426	CPI International, Inc.(9)	(CCC+, Caa2)	04/07/22	8.460	427,804
590	Excelitas Technologies Corp.(9)	(CCC+, B3)	10/31/20	6.300	590,585

					1,018,389

Energy - Exploration & Production (0.5%)
1,000	W&T Offshore, Inc.(9)	(CCC, Caa2)	05/15/20	9.000	860,000

Gaming (1.4%)
739	CBAC Borrower LLC(9)	(B-, B3)	07/02/20	8.296	736,903
1,500	The Intertain Group Ltd.(2),(5),(9)	(B, Caa1)	12/16/22	10.000	1,967,908

					2,704,811

Health Facility (0.3%)
503	Premier Dental Services, Inc.(9)	(B-, B3)	06/21/23	6.480	501,593

Insurance Brokerage (1.1%)
1,995	Acrisure LLC(9)	(B, B2)	11/22/23	6.296	2,017,853

Investments & Misc. Financial Services (0.9%)
425	Liquidnet Holdings, Inc.(9)	(B+, B1)	05/22/19	7.980	425,000
1,250	Mergermarket U.S.A., Inc.(9)	(CCC+, Caa2)	02/04/22	7.584	1,250,000

					1,675,000

Machinery (1.3%)
1,250	CPM Holdings, Inc.(5),(9)	(B, Caa1)	04/10/23	10.476	1,253,125
1,125	WireCo WorldGroup, Inc.(9)	(B-, Caa2)	09/30/24	10.202	1,136,250

					2,389,375

Media Content (0.3%)
500	DLG Acquisitions Ltd.(7),(9)	(CCC+, Caa2)	06/30/22	8.250	572,413

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Personal & Household Products (1.2%)
$1,000	ABG Intermediate Holdings 2 LLC(5),(9)	(CCC+, Caa1)	05/27/22	9.796	$1,012,500
1,200	Comfort Holding LLC(9)	(CCC+, Caa1)	01/17/25	11.135	1,161,000

					2,173,500

Recreation & Travel (0.5%)
1,000	Legendary Pictures Funding LLC(5),(9)	(NR, NR)	04/22/20	7.296	1,001,250

Software - Services (2.0%)
623	Almonde, Inc.(9)	(CCC+, Caa2)	06/13/25	8.459	636,567
1,240	Aricent Technologies(9)	(CCC, Caa2)	04/14/22	9.639	1,248,785
1,000	Eze Castle Software, Inc.(9)	(CCC+, Caa1)	04/05/21	7.796	1,001,880
370	LDiscovery LLC(9)	(B+, B2)	12/09/22	7.055	352,260
500	Syniverse Holdings, Inc.(9)	(B, B3)	04/23/19	4.296	468,958

					3,708,450

Support - Services (0.3%)
250	Pike Corp.(9)	(CCC+, Caa1)	09/02/24	9.230	254,375
1,336	Sprint Industrial Holdings LLC(5),(9)	(CC, Caa3)	11/14/19	13.500	367,267

					621,642

Telecom - Wireline Integrated & Services (0.5%)
1,000	Omnitracs, Inc.(9)	(CCC+, Caa1)	05/25/21	9.050	1,002,500

Theaters & Entertainment (0.1%)
160	NEG Holdings LLC(4),(5),(9)	(NR, NR)	10/17/22	9.296	118,587

TOTAL BANK LOANS (Cost $27,027,408)					27,736,542

ASSET BACKED SECURITIES (1.3%)
Collateralized Debt Obligations (1.3%)
1,000	Galaxy XIV CLO Ltd., 2012-14A, Rule 144A(1),(9)	(BB, NR)	11/15/26	9.082	1,027,638
1,000	JFIN CLO Ltd., 2013-1A, Rule 144A(1),(9)	(BB, NR)	01/20/25	5.906	893,927
700	Stewart Park CLO Ltd., 2015-1A, Rule 144A(1),(5),(9),(10)	(NR, NR)	04/15/26	0.000	541,916

TOTAL ASSET BACKED SECURITIES (Cost $2,555,286)					2,463,481

Number of Shares
COMMON STOCKS (1.1%)
Auto Parts & Equipment (0.3%)
46,071	UCI International, Inc.(4),(5),(11)				564,369

Building & Construction (0.0%)
6	White Forest Resources, Inc.(4),(5),(11)				78

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2017 (unaudited)

Number of Shares				Value

COMMON STOCKS (continued)
Building Materials (0.0%)
372	Dayton Superior Corp.(4),(5),(11)			$—

Oil Field Equipment & Services (0.3%)
11	Sidewinder Drilling, Inc., Series A(4),(5),(11)			655,210

Oil, Gas & Consumable Fuels (0.3%)
3,888	Bonanza Creek Energy, Inc.(11)			123,289
26,788	Stone Energy Corp.(11)			492,363

				615,652

Support - Services (0.2%)
800	LTR Holdings LLC(11)			304,000
346	Sprint Industrial Holdings LLC, Class G(4),(11)			—
31	Sprint Industrial Holdings LLC, Class H(4),(11)			—
77	Sprint Industrial Holdings LLC, Class I(4),(11)			—

				304,000

Theaters & Entertainment (0.0%)
20	NEG Holdings LLC, Litigation Trust Units(4),(5),(11)			—

TOTAL COMMON STOCKS (Cost $2,896,095)				2,139,309

PREFERRED STOCKS (0.0%)
Building Materials (0.0%)
413	Dayton Superior Corp.(4),(5) (Cost $156,000)			—

SHORT-TERM INVESTMENTS (8.3%)
7,858,428	State Street Navigator Securities Lending Government Money Market Portfolio, 1.01%(12)			7,858,428

Par (000)		Maturity	Rate%
$7,622	State Street Bank and Trust Co. Euro Time Deposit	07/03/17	0.090	7,622,020

TOTAL SHORT-TERM INVESTMENTS (Cost $15,480,448)				15,480,448

TOTAL INVESTMENTS AT VALUE (110.4%) (Cost $203,476,883)				206,807,284

LIABILITIES IN EXCESS OF OTHER ASSETS (-10.4%)				(19,494,266)

NET ASSETS (100.0%)				$187,313,018

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $112,441,593 or 60.0% of net assets.

(2)	This security is denominated in British Pound.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2017 (unaudited)

(3)	Bond is currently in default.

(4)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

(5)	Illiquid security (unaudited).

(6)	Security or portion thereof is out on loan (See note 2-I).

(7)	This security is denominated in Euro.

(8)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(9)	Variable rate obligation - The interest rate shown is as of June 30, 2017.

(10)	Zero-coupon security.

(11)	Non-income producing security.

(12)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at June 30, 2017.

INVESTMENT ABBREVIATION

NR = Not Rated

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	450,000	USD	486,405	12/15/17	Morgan Stanley	$486,405	$517,802	$31,397
GBP	667,850	USD	852,654	10/13/17	Morgan Stanley	852,654	870,174	17,520
USD	3,259,300	EUR	2,905,400	10/13/17	Morgan Stanley	(3,259,300)	(3,331,370)	(72,070)
USD	100,593	EUR	92,600	12/15/17	Morgan Stanley	(100,593)	(106,552)	(5,959)
USD	2,747,450	GBP	2,218,000	10/13/17	Morgan Stanley	(2,747,450)	(2,889,941)	(142,491)
USD	734,258	GBP	579,750	12/15/17	Morgan Stanley	(734,258)	(756,801)	(22,543)

								$(194,146)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $7,858,428 (Cost $203,476,883) (Note 2)	$206,807,284 [1]
Cash	87,395
Foreign currency at value (Cost $140,380)	146,465
Dividend and interest receivable	3,049,542
Receivable for investments sold	1,050,395
Unrealized appreciation on forward foreign currency contracts (Note 2)	48,917
Prepaid expenses and other assets	45,535

Total assets	211,235,533

Liabilities
Investment advisory fee payable (Note 3)	216,688
Administrative services fee payable (Note 3)	13,234
Payable for investments purchased	8,517,718
Payable upon return of securities loaned (Note 2)	7,858,428
Loan payable (Note 4)	7,000,000
Unrealized depreciation on forward foreign currency contracts (Note 2)	243,063
Directors’ fee payable	49,916
Accrued expenses	23,468

Total liabilities	23,922,515

Net Assets
Applicable to 52,291,765 shares outstanding	$187,313,018

Net Assets
Capital stock, $.001 par value (Note 6)	52,292
Paid-in capital (Note 6)	217,052,163
Distributions in excess of net investment income	(621,163)
Accumulated net realized loss on investments and foreign currency transactions	(32,314,632)
Net unrealized appreciation from investments and foreign currency translations	3,144,358

Net assets	$187,313,018

Net Asset Value Per Share ($187,313,018 / 52,291,765)	$3.58

Market Price Per Share	$3.37

[1]	Includes $7,714,763 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statement of Operations

For the Six Months Ended June 30, 2017 (unaudited)

Investment Income
Interest	$6,917,970
Securities lending (net of rebates) (Note 2)	29,548

Total investment income	6,947,518

Expenses
Investment advisory fees (Note 3)	427,990
Administrative services fees (Note 3)	27,741
Directors’ fees	67,037
Printing fees	32,134
Audit and tax fees	26,945
Transfer agent fees	25,127
Legal fees	21,608
Custodian fees	13,086
Stock exchange listing fees	8,514
Commitment fees (Note 4)	4,817
Interest expense (Note 4)	2,380
Insurance expense	2,222
Miscellaneous expense	4,681

Total expenses	664,282

Net investment income	6,283,236

Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(1,225,776)
Net realized loss from foreign currency transactions	(6,734)
Net change in unrealized appreciation (depreciation) from investments	7,440,186
Net change in unrealized appreciation (depreciation) from foreign currency translations	(294,412)

Net realized and unrealized gain from investments and foreign currency related items	5,913,264

Net increase in net assets resulting from operations	$12,196,500

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statement of Changes in Net Assets

	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016
From Operations
Net investment income	$6,283,236	$13,049,565
Net realized loss from investments and foreign currency transactions	(1,232,510)	(11,440,118)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	7,145,774	26,309,713

Net increase in net assets resulting from operations	12,196,500	27,919,160

From Dividends and Distributions
Dividends from net investment income	(6,902,513)	(13,048,787)
Return of capital	—	(752,942)

Net decrease in net assets resulting from dividends and distributions	(6,902,513)	(13,801,729)

From Capital Share Transactions (Note 6)
Issuance of 0 and 15,864 shares through the directors compensation plan (Note 3)	—	53,991

Net increase in net assets from capital share transactions	—	53,991

Net increase in net assets	5,293,987	14,171,422
Net Assets
Beginning of period	182,019,031	167,847,609

End of period	$187,313,018	$182,019,031

Distributions in excess of net investment income	$(621,163)	$(1,886)

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Financial Highlights

	For the Six Months Ended 6/30/17 (unaudited)	For the Year Ended December 31,
		2016	2015	2014	2013	2012
Per share operating performance
Net asset value, beginning of period	$3.48	$3.21	$3.62	$3.84	$3.80	$3.60

INVESTMENT OPERATIONS
Net investment income	0.12	0.25	0.25	0.25	0.28	0.32
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.11	0.28	(0.40)	(0.19)	0.05	0.20

Total from investment activities	0.23	0.53	(0.15)	0.06	0.33	0.52

LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.13)	(0.25)	(0.26)	(0.27)	(0.29)	(0.32)
Return of capital	—	(0.01)	—	(0.01)	(0.01)	—

Total dividends and distributions	(0.13)	(0.26)	(0.26)	(0.28)	(0.30)	(0.32)

CAPITAL SHARE TRANSACTIONS
Increase to net asset value due to shares issued through at-the-market offerings	—	—	—	—	0.01	—

Net asset value, end of period	$3.58	$3.48	$3.21	$3.62	$3.84	$3.80

Per share market value, end of period	$3.37	$3.16	$2.78	$3.29	$3.56	$4.03

TOTAL INVESTMENT RETURN[1]
Net asset value	7.05%	18.64%	(3.35)%	1.92%	9.34%	14.95%
Market value	10.97%	24.39%	(7.90)%	(0.09)%	(4.42)%	20.24%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$187,313	$182,019	$167,848	$189,343	$200,780	$190,673
Ratio of expenses to average net assets	0.72%[2]	0.74%	0.66%	0.71%	0.76%	0.75%
Ratio of expenses to average net assets excluding interest expense[3]	0.72%[2]	0.74%	0.66%	0.71%	0.76%	0.75%
Ratio of net investment income to average net assets	6.81%[2]	7.66%	7.21%	6.60%	7.40%	8.49%
Asset Coverage per $1,000 of Indebtedness	$27,759	—	—	—	—	—
Portfolio turnover rate	35%	53%	51%	67%	69%	67%

[1]	Total investment return at net asset value is based on the change in the net asset value of Fund shares and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Total investment return at market value is based on the change in the market price at which the Fund’s shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on NAV and share price. Total returns for periods less than one year are not annualized.
[2]	Annualized.
[3]	Presentation of 2012-2014 adjusted for consistency with current period presentation.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements

June 30, 2017 (unaudited)

Note 1. Organization

Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) was incorporated on February 11, 1987 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of the Fund is to provide current income consistent with the preservation of capital.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification (“ASC”) Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$158,372,913	$614,591		$158,987,504
Bank Loans	—	17,166,372	10,570,170		27,736,542
Asset Backed Securities	—	2,463,481	—		2,463,481
Common Stocks	615,652	304,000	1,219,657	(1)	2,139,309	(1)
Preferred Stocks	—	—	0	(1)	0	(1)
Short-term Investments	—	15,480,448	—		15,480,448

	$615,652	$193,787,214	$12,404,418	(1)	$206,807,284	(1)

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$48,917	$—		$48,917

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$243,063	$—		$243,063

(1)	Includes zero valued securities.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following is a reconciliation of investments as of June 30, 2017 for which significant unobservable inputs were used in determining value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Common Stocks	Preferred Stock		Total
Balance as of December 31, 2016	$1,304,747	$9,282,581	$732,717 (1)	$0	(1)	$11,320,045 (1)
Accrued discounts (premiums)	(7,975)	12,976	—	—		5,001
Purchases	575,211	2,403,604	968,201	—		3,947,016
Sales	(1,590,881)	(1,096,399)	(34,437)	—		(2,721,717)
Realized gain (loss)	(590,692)	5,254	(52,563)	—		(638,001)
Change in unrealized appreciation (depreciation)	924,181	248,915	(90,261)	—		1,082,835
Transfers into Level 3	—	2,535,000	—	—		2,535,000
Transfers out of Level 3	—	(2,821,761)	(304,000)	—		(3,125,761)

Balance as of June 30, 2017	$614,591	$10,570,170	$1,219,657 (1)	$0	(1)	$12,404,418 (1)

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2017	$28,830	$46,079	$(189,530)	$—		$(114,621)

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 6/30/2017	Valuation Technique	Unobservable Input	Range (Weighted Average) (per share)
Corporate Bonds	$9,946	Income Approach	Expected Remaining Distribution	NA
	$604,645	Market Approach	Comparable Bond Price	NA
Bank Loans	$118,587	Market Approach	Discount for Illiquidity	NA
	$10,451,583	Vendor Pricing	Single Broker Quote	$0.86 - $1.02 ($0.99)
Common Stocks	$564,447	Market Approach	Discount for Illiquidity	$0.00 - $12.69 ($12.15)
	$655,210	Market Approach	Comparable Bond Price	$0.00 - $57,184 ($1,407)
Preferred Stock	$0	Market Approach	Discount for Illiquidity	NA

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the six months ended June 30, 2017, there were no transfers between Level 1 and Level 2, but there was $2,535,000 transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $3,125,761 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance and cash flows. For the six months ended June 30, 2017, the Fund’s derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Value of Derivative Instruments as of June 30, 2017

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Currency Contracts	Unrealized appreciation on forward foreign currency contracts	$48,917	Unrealized depreciation on forward foreign currency contracts	$243,063

Effect of Derivative Instruments on the Statement of Operations

	Location	Realized Gain (Loss)	Location	Net Unrealized Appreciation (Depreciation)
Currency Contracts	Net realized gain from forward foreign currency transactions*	$—	Net change in unrealized appreciation (depreciation) from forward foreign currency translations*	$(303,233)

*	Statement of Operations includes both forward foreign currency contracts and foreign currency transactions/translations.

For the six months ended June 30, 2017, the Fund held an average monthly value on a net basis of $7,764,169 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”) with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following table presents by counterparty the Fund’s derivative assets, net of related collateral held by the Fund, at June 30, 2017:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Morgan Stanley	$48,917	$(48,917)	$—	$—	$—

The following table presents by counterparty the Fund’s derivative liabilities, net of related collateral pledged by the Fund, at June 30, 2017:

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Morgan Stanley	$243,063	$(48,917)	$—	$—	$194,146

(a)	Forward foreign currency contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund declares and pays dividends on a monthly basis and records them on ex-date. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Fund’s dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading price of shares of common stock of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund’s intention to continue to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships (“Qualifying Income”).

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company (“SSB”), the Fund’s custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund’s open forward currency contracts at June 30, 2017 are disclosed in the Schedule of Investments.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

I) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund’s securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund’s securities lending agent. As of June 30, 2017, the Fund had investment securities on loan with a fair value of $7,714,763. Collateral received for securities loaned and a related liability of $7,858,428 are presented gross in the Statement of Assets and Liabilities. The collateral for securities loaned is valued consistently to the other investments held by the Fund and is included in Level 2 of the fair value hierarchy. As of June 30, 2017, the value of the related collateral exceeded the value of the securities loaned.

The Fund’s securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. During the six months ended June 30, 2017, total earnings from the Fund’s investment in cash collateral received in connection with securities lending arrangements was $44,084, of which $4,739 was rebated to borrowers (brokers). The Fund retained $29,548 in income from the cash collateral investment, and SSB, as lending agent, was paid $9,797.

J) OTHER — Lower-rated debt securities (commonly known as “junk bonds”) possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund’s Statement of Assets and Liabilities.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund’s net asset value.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

K) NEW ACCOUNTING PRONOUNCEMENTS — On August 26, 2016, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-15, “Statement of Cash Flows (Topic 230), a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-15”). ASU 2016-15 is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions; and, separately identifiable cash flows and application of the predominance principle. ASU 2016-15 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In November 2016, FASB issued Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-18”). ASU 2016-18 requires that a statement of cash flows explains the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. ASU 2016-18 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of June 30, 2017, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at a rate per annum, computed weekly and paid quarterly as follows: 0.50% of the lower of the average weekly stock price (market value) of the Fund’s outstanding shares or its average weekly net assets. For the six months ended June 30, 2017, investment advisory fees earned were $427,990.

SSB serves as Accounting and Administrative Agent for the Fund. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2017, administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $27,741.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2017 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

The Independent Directors receive a minimum of fifty percent (50%) of their annual retainer in the form of shares. During the six months ended June 30, 2017 and the year ended December 31, 2016, 0 shares and 15,864 shares, respectively, were issued through the Directors’ compensation plan. Directors as a group own less than 1% of the Fund’s outstanding shares.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of Credit

For the period January 1, 2017 through June 13, 2017, the Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the “Participating Funds”), participated in a committed, unsecured line of credit (the “Credit Facility”), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. For the period January 1, 2017 through June 13, 2017, the Fund had no borrowings under the Credit Facility.

Effective June 14, 2017, the Fund has a line of credit provided by SSB primarily to leverage its investment portfolio (the “SSB Agreement”). The Fund may borrow the lesser of: a) $90,000,000; b) an amount that is no greater than 33 1⁄3% of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage); and c) the Borrowing Base as defined in the SSB Agreement. Under the terms of the SSB Agreement, the Fund pays a commitment fee on the unused amount. In addition, the Fund pays interest on borrowings at LIBOR plus a spread. At June 30, 2017, the Fund had loans outstanding under the SSB Agreement of $7,000,000. For the period June 14, 2017 through June 30, 2017, the Fund had borrowings under the SSB Agreement as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding	Interest Paid
$4,200,000	2.040%	$7,000,000	$2,380

The use of leverage by the Fund creates an opportunity for increased net income and capital appreciation for the Fund, but, at the same time, creates special risks, and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund intends to utilize leverage to provide the shareholders with a potentially higher return. Leverage creates risks for shareholders including the likelihood of greater volatility of net asset value and market price of the Fund’s shares and the risk that fluctuations in interest rates on borrowings and short-term debt may affect the return to shareholders. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, Credit Suisse in its best judgment nevertheless may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2017 (unaudited)

Note 4. Line of Credit (continued)

Certain types of borrowings by the Fund may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage and portfolio composition requirements. The Fund’s lenders may establish guidelines for borrowing which may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. There is no guarantee that the Fund’s borrowing arrangements or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Fund. Expiration or termination of available financing for leveraged positions can result in adverse effects to the Fund’s access to liquidity and its ability to maintain leverage positions, and may cause the Fund to incur losses. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Fund. In addition, a decline in market value of the Fund’s assets may have particular adverse consequences in instances where the Fund has borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender requiring the Fund to sell assets at a time when it may not be in the Fund’s best interest to do so.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2017, purchases and sales of investment securities (excluding short-term investments) were $81,782,639 and $62,615,015, respectively.

Note 6. Fund Shares

The Fund offers a Dividend Reinvestment Plan (the “Plan”) to its common stockholders. By participating in the Plan, dividends and distributions will be promptly paid to stockholders in additional shares of common stock of the Fund. The number of shares to be issued will be determined by dividing the total amount of the distribution payable by the greater of (i) the net asset value per share (“NAV”) of the Fund’s common stock on the payment date, or (ii) 95% of the market price per share of the Fund’s common stock on the payment date. If the NAV of the Fund’s common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution to purchase shares of Fund common stock in the open market.

The Fund has one class of shares of common stock, par value $.001 per share; one hundred million shares are authorized. Transactions in shares of common stock were as follows:

	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016
Shares issued through the Directors compensation plan	0	15,864

Net increase	0	15,864

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Asset Management Income Fund, Inc.

Results of Annual Meeting of Shareholders (unaudited)

On April 25, 2017, the Annual Meeting of Shareholders of the Fund was held. Robert Wilson, in his capacity as Inspector, reported that, with respect to the proposal relating to the election of two Directors, the following number of shares were voted for Mr. Cattano and Mr. Rappaport:

NOMINEE	“FOR” NOMINEE	ABSTAIN
James J. Cattano	30,981,739.176	15,659,180.765
Steven N. Rappaport	30,974,085.427	15,666,834.514

In addition to the Directors elected at the meeting, Terry Bovarnick, Lawrence J. Fox and John G. Popp continue to serve as Directors of the Fund.

Credit Suisse Asset Management Income Fund, Inc.

Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use (“individual investors”). Specified sections of this notice, however, also apply to other types of investors (called “institutional investors”). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•	Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•	Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•	We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

•	We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•	In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Credit Suisse Asset Management Income Fund, Inc.

Notice of Privacy and Information Practices (unaudited) (continued)

Confidentiality and security

•	To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 23, 2017.

Credit Suisse Asset Management Income Fund, Inc.

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•	By calling 1-800-293-1232

•	On the Fund’s website, www.credit-suisse.com/us/funds

•	On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090.

Funds Managed by Credit Suisse Asset Management, LLC

CLOSED-END FUNDS

Fixed Income

Credit Suisse Asset Management Income Fund, Inc. (NYSE MKT: CIK)

Credit Suisse High Yield Bond Fund (NYSE MKT: DHY)

Literature Request — Call today for free descriptive information on the closed-ended funds listed above at 1-800-293-1232 or visit our website at www.credit-suisse.com/us/funds

OPEN-END FUNDS

Credit Suisse Commodity Return Strategy Fund	Credit Suisse Strategic Income Fund
Credit Suisse Floating Rate High Income Fund	Credit Suisse Commodity ACCESS Strategy Fund
Credit Suisse Multialternative Strategy Fund	Credit Suisse Managed Futures Strategy Fund

Fund shares are not deposits or other obligation of Credit Suisse Asset Management, LLC or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse Asset Management, LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-markets, small-company, private equity, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.

More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at 1-877-870-2874. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor.

Credit Suisse Asset Management Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan (unaudited)

Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) to its common stockholders. The Plan offers common stockholders a prompt and simple way to reinvest net investment income dividends and capital gains and other periodic distributions in shares of the Fund’s common stock. Computershare Trust Company, N.A. (“Computershare”) acts as Plan Agent for stockholders in administering the Plan.

If your shares of common stock of the Fund are registered in your own name, you will automatically participate in the Plan, unless you have indicated that you do not wish to participate and instead wish to receive dividends and capital gains distributions in cash. If you are a beneficial owner of the Fund having your shares registered in the name of a bank, broker or other nominee, you must first make arrangements with the organization in whose name your shares are registered to have the shares transferred into your own name. Registered shareholders can join the Plan via the Internet by going to www.computershare.com, authenticating your online account, agreeing to the Terms and Conditions of online “Account Access” and completing an online Plan Enrollment Form. Alternatively, you can complete the Plan Enrollment Form and return it to Computershare at the address below.

By participating in the Plan, your dividends and distributions will be promptly paid to you in additional shares of common stock of the Fund. The number of shares to be issued to you will be determined by dividing the total amount of the distribution payable to you by the greater of (i) the net asset value per share (“NAV”) of the Fund’s common stock on the payment date, or (ii) 95% of the market price per share of the Fund’s common stock on the payment date. If the NAV of the Fund’s common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, then Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution on your shares to purchase shares of Fund common stock in the open market.

You should be aware that all net investment income dividends and capital gain distributions are taxable to you as ordinary income and capital gain, respectively, whether received in cash or reinvested in additional shares of the Fund’s common stock.

The Plan also permits participants to purchase shares of the Fund through Computershare. You may invest $100 or more monthly, with a maximum of $100,000 in any annual period. Computershare will purchase shares for you on the open market on the 25th of each month or the next trading day if the 25th is not a trading day.

There is no service fee payable by Plan participants for dividend reinvestment. For voluntary cash payments, Plan participants must pay a service fee of $5.00 per transaction. Plan participants will also be charged a pro rata share of the brokerage commissions for all open market purchases ($0.03 per share as of October 2006). Participants will also be charged a service fee of $5.00 for each sale and brokerage commissions of $0.03 per share (as of October 2006).

You may terminate your participation in the Plan at any time by notifying Computershare or requesting a sale of your shares held in the Plan. Your withdrawal will be effective immediately if your notice is received by Computershare prior to any dividend or distribution record date; otherwise, such termination will be effective only with respect to any subsequent dividend or distribution. Your dividend participation option will remain the same unless you withdraw all of your whole and fractional Plan shares, in which case your participation in the Plan will be terminated and you will receive subsequent dividends and capital gains distributions in cash instead of shares.

Credit Suisse Asset Management Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan (unaudited) (continued)

If you want further information about the Plan, including a brochure describing the Plan in greater detail, please contact Computershare as follows:

By Internet:	www.computershare.com

By phone:	(800) 730-6001 (U.S. and Canada)
(781) 575-3100 (Outside U.S. and Canada)

Customer service associates are available from 9:00 a.m. to 5:00 p.m. Eastern time, Monday through Friday

By mail:	Credit Suisse Asset Management Income Fund, Inc.
c/o Computershare
P.O. Box 30170
College Station, TX 77842-3170

Overnight correspondence should be sent to:

Computershare
211 Quality Circle, Suite 210
College Station, TX 77845

All notices, correspondence, questions or other communications sent by mail should be sent by registered or certified mail, return receipt requested.

The Plan may be terminated by the Fund or Computershare upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any dividend or distribution.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

CIK-SAR-0617

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated March 17, 2017.

Item 11. Controls and Procedures.

(a)         As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)         There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)    Not applicable.

(a)(2)    The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)    Not applicable.

(b)        The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/John G. Popp

Name:  John G. Popp

Title:    Chief Executive Officer and President

Date:    August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp

Name:  John G. Popp

Title:    Chief Executive Officer and President

Date:    August 24, 2017

/s/Laurie Pecha

Name:  Laurie Pecha

Title:    Chief Financial Officer

Date:    August 24, 2017